GENERAL	12 Months Ended
Dec. 31, 2017
GENERAL
GENERAL

NOTE 1 - GENERAL:

a.    General

RedHill Biopharma Ltd. (the “Company”), incorporated in Israel on August 3, 2009, together with its recently established wholly-owned subsidiary RedHill Biopharma Inc. incorporated in Delaware on January 19, 2017, is a specialty biopharmaceutical company, primarily focused on late clinical-stage development and commercialization of proprietary and in-licensed or acquired drugs for gastrointestinal (“GI”) diseases and cancer.

In February 2011, the Company listed its securities on the Tel-Aviv Stock Exchange (“TASE”) and since December 2012, the Company’s American Depositary Shares (“ADSs”) have been listed on the NASDAQ Capital Market (“NASDAQ”).

The Company’s registered address is 21 Ha’arba’a St, Tel-Aviv, Israel.

The Company is primarily engaged in the research and development of its therapeutic candidates and, since January 2017, has pursued its commercial activities in the U.S. through RedHill Biopharma Inc. To date the Company has out-licensed on an exclusive worldwide basis only one of its therapeutic candidates and has generated only approximately $4 million revenues from its commercial operations. Accordingly, there is no assurance that the Company’s business will generate sustainable positive cash flows. Through December 31, 2017, the Company has an accumulated deficit and its activities have been funded primarily through public and private offerings of the Company’s securities.

The Company plans to further fund its future operations through commercialization and out-licensing or selling and marketing of its therapeutic candidates, commercialization of in-licensed or acquired products and raising additional capital through the sale of equity, debt or through other financing that does not cause dilution to our shareholders. The Company’s current cash resources are not sufficient to complete the research and development of all of the Company’s therapeutic candidates and to fully support its commercial operations until generation of sustainable positive cash flows. Management expects that the Company will incur additional losses as it continues to focus its resources on advancing the development of its therapeutic candidates, as well as advancing its commercial operations, based on a prioritized plan that will result in negative cash flows from operating activities. The Company believes its existing capital resources should be sufficient to fund its current and planned operations for at least the next 12 months.

If the Company is unable to out-license, sell or commercialize its therapeutic candidates, generate sufficient and sustainable revenues from its commercial operations, or obtain future financing, the Company may be forced to delay, reduce the scope of, or eliminate one or more of its research and development or commercialization programs, any of which may have a material adverse effect on the Company’s business, financial condition and results of operations.

b.    Approval of financial statements

These financial statements were approved by the Board of Directors on February 21, 2018.